SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 952,826	$ 459,664	$ 2,735,325
Principal payment of financial lease	[1]	597,517	288,252	306,673
Capitalization of finance costs		$ 0	$ 0	$ 916,898

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.